Note 6 - Assets Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Disclosure of Long-Lived Assets Held-for-Sale [Table Text Block]
	September 30,	December 31,
	2024	2023
Laboratory furniture and equipment	$—	$1,967
Office furniture and equipment	—	221
Assets held for sale	$—	$2,188

December 31,
2023
Laboratory furniture and equipment	$1,967
Office furniture and equipment	221
Assets held for sale	$2,188